Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000018565 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	52.80%
C000018565 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	21.00%
C000018565 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	26.20%
C000018567 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	52.80%
C000018567 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	21.00%
C000018567 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	26.20%
C000018564 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	52.80%
C000018564 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	21.00%
C000018564 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	26.20%